UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Waterstone Capital Management, L.P.

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 028-14297

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:

 /s/ Martin Kalish             Plymouth, Minnesota         November 10, 2011
------------------            --------------------        ------------------
   [Signature]                    [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total:  $1,740,713
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name
---     ---------------------              -----

1.            028-12029            Waterstone Market Neutral Master Fund, Ltd.

2.            028-13704            Waterstone Market Neutral MAC 51 Ltd.

3.            028-14301            Waterstone Offshore ER Fund, Ltd.

4.            028-14300            Watersone MF Fund, Ltd.

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                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2        COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                TITLE                      VALUE      SHRS OR    SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS           CUSIP     (X1000)    PRN AMT    PRN CALL  DISCRETION   MNGRS     SOLE   SHARED NONE
ADVANCED MICRO DEVICES INC    NOTE  6.000% 5/0  007903AL1  110,619  113,069,000  PRN        DEFINED   1,2,3,4  113,069,000
AIR LEASE CORP                CL A              00912X302   36,950    1,924,489  SH         DEFINED   1,2,3,4    1,924,489
AMERISTAR CASINOS INC         COM               03070Q101    1,172       73,039  SH         DEFINED   1,2,3,4       73,039
ASPEN INSURANCE HOLDINGS LTD  PFD PRP INC EQ    G05384113   32,794      660,500  SH         DEFINED   1,2,3,4      660,500
BARRETT BILL CORP             NOTE  5.000% 3/1  06846NAA2    9,887    9,812,000  PRN        DEFINED   1,2,3,4    9,812,000
BOYD GAMING CORP              COM               103304101      858      175,000  SH         DEFINED   1,2,3,4      175,000
CALLAWAY GOLF CO              COM               131193104       92       17,746  SH         DEFINED   1,2,3,4       17,746
CEPHALON INC                  NOTE  2.000% 6/0  156708AP4   77,116   44,100,000  PRN        DEFINED   1,2,3,4   44,100,000
CHESAPEAKE ENERGY CORP        NOTE  2.500% 5/1  165167CA3  111,482  118,471,000  PRN        DEFINED   1,2,3,4  118,471,000
CONCEPTUS INC                 COM               206016107    3,141      300,000  SH         DEFINED   1,2,3,4      300,000
CUMULUS MEDIA INC             CL A              231082108      762      268,200  SH         DEFINED   1,2,3,4      268,200
DELTA PETE CORP               NOTE  3.750% 5/0  247907AD0   16,308   18,532,000  PRN        DEFINED   1,2,3,4   18,532,000
DEVON ENERGY CORP NEW         COM               25179M103   65,974    1,190,000  SH         DEFINED   1,2,3,4    1,190,000
DORAL FINL CORP               COM NEW           25811P886    4,952    4,542,813  SH         DEFINED   1,2,3,4    4,542,813
ENERGY XXI (BERMUDA) LTD      USD UNRS SHS      G10082140    6,480      301,695  SH         DEFINED   1,2,3,4      301,695
EXTERRAN HLDGS INC            NOTE  4.250% 6/1  30225XAA1   46,620   50,880,000  PRN        DEFINED   1,2,3,4   50,880,000
FREEPORT-MCMORAN COPPER & GO  COM               35671D857      453       14,877  SH         DEFINED   1,2,3,4       14,877
FREEPORT-MCMORAN COPPER & GO  COM               35671D857   17,156      563,400  SH  CALL   DEFINED   1,2,3,4      563,400
GAP INC DEL                   COM               364760108    4,060      250,000  SH  PUT    DEFINED   1,2,3,4      250,000
GENERAL MTRS CO               COM               37045V100   11,535      571,592  SH         DEFINED   1,2,3,4      571,592
GENERAL MTRS CO               *W EXP 07/10/201  37045V118    1,146       98,265  PRN        DEFINED   1,2,3,4       98,265
GENERAL MTRS CO               *W EXP 07/10/201  37045V126    1,257      158,265  PRN        DEFINED   1,2,3,4      158,265
GENWORTH FINL INC             COM CL A          37247D106    8,754    1,525,000  SH  PUT    DEFINED   1,2,3,4    1,525,000
GOLDMAN SACHS GROUP INC       COM               38141G104   25,244      266,990  SH         DEFINED   1,2,3,4      266,990
HILL ROM HLDGS INC            COM               431475102   15,010      500,000  SH         DEFINED   1,2,3,4      500,000
HOLOGIC INC                   FRNT  2.000%12/1  436440AA9  130,107  138,040,000  PRN        DEFINED   1,2,3,4  138,040,000
HOLOGIC INC                   COM               436440101    7,357      483,700  SH         DEFINED   1,2,3,4      483,700
HOSPIRA INC                   COM               441060100    3,515       95,000  SH         DEFINED   1,2,3,4       95,000
JONES GROUP INC               COM               48020T101      921      100,000  SH         DEFINED   1,2,3,4      100,000
LINCARE HLDGS INC             NOTE  2.750%11/0  532791AF7   35,265   34,300,000  PRN        DEFINED   1,2,3,4   34,300,000
LUCENT TECHNOLOGIES INC       DBCV  2.875% 6/1  549463AH0   47,023   50,500,000  PRN        DEFINED   1,2,3,4   50,500,000
MEDTRONIC INC                 COM               585055106   31,578      949,990  SH         DEFINED   1,2,3,4      949,990
MF GLOBAL HLDGS LTD           NOTE  1.875% 2/0  55277JAA6   27,256   34,000,000  PRN        DEFINED   1,2,3,4   34,000,000
MF GLOBAL HLDGS LTD           NOTE  3.375% 8/0  55277JAB4   21,444   27,145,000  PRN        DEFINED   1,2,3,4   27,145,000
MGM RESORTS INTERNATIONAL     COM               552953101    3,856      415,100  SH         DEFINED   1,2,3,4      415,100
MGM RESORTS INTERNATIONAL     COM               552953101    1,858      200,000  SH  CALL   DEFINED   1,2,3,4      200,000
MGM RESORTS INTERNATIONAL     COM               552953101    7,853      845,300  SH  PUT    DEFINED   1,2,3,4      845,300
MICROCHIP TECHNOLOGY INC      SDCV  2.125%12/1  595017AB0   91,130   78,698,000  PRN        DEFINED   1,2,3,4   78,698,000
MYLAN INC                     COM               628530107    8,335      490,600  SH         DEFINED   1,2,3,4      490,600
NATIONAL OILWELL VARCO INC    COM               637071101   14,568      284,420  SH         DEFINED   1,2,3,4      284,420
NATUS MEDICAL INC DEL         COM               639050103    4,755      500,000  SH         DEFINED   1,2,3,4      500,000
NETAPP INC                    NOTE  1.750% 6/0  64110DAB0  160,568  131,661,000  PRN        DEFINED   1,2,3,4  131,661,000
NEW YORK CMNTY CAP TR V       UNIT 99/99/9999   64944P307   45,723    1,009,147  PRN        DEFINED   1,2,3,4    1,009,147
OLD REP INTL CORP             NOTE  8.000% 5/1  680223AF1    7,709    7,500,000  PRN        DEFINED   1,2,3,4    7,500,000
OLD REP INTL CORP             COM               680223104    4,361      488,900  SH         DEFINED   1,2,3,4      488,900
PARKER DRILLING CO            NOTE  2.125% 7/1  701081AR2   16,402   16,474,000  PRN        DEFINED   1,2,3,4   16,474,000
PHH CORP                      NOTE  4.000% 4/1  693320AH6    6,955    7,000,000  PRN        DEFINED   1,2,3,4    7,000,000
PILGRIMS PRIDE CORP NEW       COM               72147K108    1,357      317,700  SH  PUT    DEFINED   1,2,3,4      317,700
POTASH CORP SASK INC          COM               73755L107    4,042       93,520  SH         DEFINED   1,2,3,4       93,520
POTASH CORP SASK INC          COM               73755L107    4,322      100,000  SH  PUT    DEFINED   1,2,3,4      100,000
PROLOGIS                      NOTE  2.625% 5/1  74340XAS0   17,259   17,500,000  PRN        DEFINED   1,2,3,4   17,500,000
QUICKSILVER RESOURCES INC     DBCV  1.875%11/0  74837RAB0    6,987    7,000,000  PRN        DEFINED   1,2,3,4    7,000,000
SANOFI                        RIGHT 12/31/2020  80105N113      929      875,968  PRN        DEFINED   1,2,3,4      875,968
SEMGROUP CORP                 CL A              81663A105      850       42,582  SH         DEFINED   1,2,3,4       42,582
SESI L L C                    FRNT  1.500%12/1  78412FAH7    1,994    2,000,000  PRN        DEFINED   1,2,3,4    2,000,000
SPANSION INC                  COM CL A NEW      84649R200    4,890      400,137  SH         DEFINED   1,2,3,4      400,137
STATE BK FINL CORP            COM               856190103   26,566    2,105,101  SH         DEFINED   1,2,3,4    2,105,101
SUPERVALU INC                 COM               868536103    1,732      260,000  SH         DEFINED   1,2,3,4      260,000
SYNOVUS FINL CORP             COM               87161C105    4,495    4,200,879  SH         DEFINED   1,2,3,4    4,200,879
TEXAS INDS INC                COM               882491103    3,641      114,700  SH  PUT    DEFINED   1,2,3,4      114,700
TRANSOCEAN INC                NOTE  1.500%12/1  893830AW9  118,565  121,400,000  PRN        DEFINED   1,2,3,4  121,400,000
TWO HBRS INVT CORP            *W EXP 11/07/201  90187B119      133      671,047  PRN        DEFINED   1,2,3,4      671,047
U S G CORP                    COM NEW           903293405      497       73,800  SH         DEFINED   1,2,3,4       73,800
U S G CORP                    COM NEW           903293405    8,158    1,212,200  SH  PUT    DEFINED   1,2,3,4    1,212,200
VERISIGN INC                  SDCV  3.250% 8/1  92343EAD4  131,197  128,041,000  PRN        DEFINED   1,2,3,4  128,041,000
VIRGIN MEDIA INC              NOTE  6.500%11/1  92769LAB7   38,520   25,498,000  PRN        DEFINED   1,2,3,4   25,498,000
WINDSTREAM CORP               COM               97381W104    1,548      132,900  SH  CALL   DEFINED   1,2,3,4      132,900
XILINX INC                    SDCV  3.125% 3/1  983919AD3   66,756   66,306,000  PRN        DEFINED   1,2,3,4   66,306,000
ZIONS BANCORPORATION          *W EXP 05/22/202  989701115    7,914    3,304,231  PRN        DEFINED   1,2,3,4    3,304,231

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